Investments In Affiliated Companies, Partnerships And Other Companies (Investments In Companies Accounted For Under The Equity Method) (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Apr. 01, 2021	Jun. 30, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments			$ 105,135	$ 121,309
Purchase price			12,430	385,011	$ (218)
Subsidiary A
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments			$ 77,632	74,137
Equity method investment ownership percentage			50.00%
Proceeds from Dividends Received			$ 6,127	19,946
Subsidiary B
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments			$ 0	18,554
Equity method investment ownership percentage			50.00%
Proceeds from Dividends Received			$ 7,200
Purchase price	$ 8
Subsidiary D
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments			558	2,645
Subsidiary C
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments			18,140	17,645
Proceeds from Dividends Received			4,100	4,500
Others
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments			$ 8,805	$ 8,328
Company D | Subsidiary D
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Ownership percentage in subsidiaries			33.00%
Rafael Advanced Defense Systems Ltd | Subsidiary A
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investment ownership percentage			50.00%
Rafael Advanced Defense Systems Ltd | Subsidiary B
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investment ownership percentage			50.00%
Wholly-Owned U.K Subsidiary | Corporate Joint Venture | Subsidiary C
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Joint Venture, Ownership Percentage		50.00%
Kellogg Brown & Root Limited | Corporate Joint Venture | Subsidiary C
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Joint Venture, Ownership Percentage		50.00%